Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table details the Waneta Partnership assets, liabilities, revenue, expenses, and cash flow, included in the Corporation’s consolidated financial statements.

(in millions)	2016	2015
ASSETS
Cash and cash equivalents	$15	$23
Accounts receivable and other current assets	14	14
Utility capital assets	696	708
Intangible assets	30	30
	$755	$775
LIABILITIES
Accounts payable and other current liabilities	$(3)	$(18)
Other liabilities	(79)	(74)
	(82)	(92)
Net assets before partners’ equity	$673	$683

31. VARIABLE INTEREST ENTITY (cont’d)

(in millions)	2016	2015
Revenue	$91	$70
Expenses
Operating	17	10
Depreciation and amortization	18	14
Finance charges	3	2
	38	26
Net earnings	$53	$44